Loan commitments and financial guarantees contracts (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loan commitments and financial guarantee contracts	$ 501,887	$ 488,003
ECUADOR
Loan commitments and financial guarantee contracts	247,225	252,800
COLOMBIA
Loan commitments and financial guarantee contracts	52,000	91,020
BRAZIL
Loan commitments and financial guarantee contracts	50,000	0
COSTA RICA
Loan commitments and financial guarantee contracts	38,598	19,848
PANAMA
Loan commitments and financial guarantee contracts	29,175	31,260
MEXICO
Loan commitments and financial guarantee contracts	22,731	35,643
GERMANY
Loan commitments and financial guarantee contracts	18,000	0
DOMINICAN REPUBLIC
Loan commitments and financial guarantee contracts	16,500	0
GUATEMALA
Loan commitments and financial guarantee contracts	15,293	11,788
ARGENTINA
Loan commitments and financial guarantee contracts	6,980	7,546
PERU
Loan commitments and financial guarantee contracts	2,846	17,618
EL SALVADOR
Loan commitments and financial guarantee contracts	824	767
URUGUAY
Loan commitments and financial guarantee contracts	750	3,176
CANADA
Loan commitments and financial guarantee contracts	422	425
BOLIVIA
Loan commitments and financial guarantee contracts	293	200
HONDURAS
Loan commitments and financial guarantee contracts	250	890
CHILE
Loan commitments and financial guarantee contracts	0	15,000
PARAGUAY
Loan commitments and financial guarantee contracts	$ 0	$ 22